Related Party Transactions (Detail) - Affiliated Companies - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Operating revenues	¥ 69,134	¥ 53,590	¥ 45,703
Operating expenses	136,200	140,838	137,483
Receivables	31,653	34,247	32,859
Payables	¥ 149,862	¥ 119,562	¥ 112,309